Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last two completed calendar years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT.

Pay Versus Performance Table

The table below summarizes compensation values both previously reported in our SCT, as well as the adjusted values required in this section for fiscal years 2024, 2023 and 2022. Note that for our NEOs other than our PEOs, compensation is reported as an average.

	PEO						Non-PEO		Value of Initial Fixed $100 Investment Based on TSR(6)	Net Income/ (Loss) ($M)(7)
Year	Summary Compensation Table Total for PEO-1(1)(2)	Summary Compensation Table Total for PEO-2(1)(2)	Summary Compensation Table Total for PEO-3(1)(2)	Compensation Actually Paid to PEO-1(3)	Compensation Actually Paid to PEO-2(3)	Compensation Actually Paid to PEO-3(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(5)
2024	$540,411	$—	$—	$(339,589)	$—	$—	486,747	$337,688	$13.08	$(78.600)
2023	$2,299,970	$841,480	$3,666,731	$500,267	$376,930	$5,766,731	$2,403,881	$1,833,851	$19.61	$(215,500)
2022	$3,454,405	$—	—	$1,917,055	—	—	$2,001,893	$1,158,036	$21.42	$(261,513)

____________

(1)      During fiscal year 2024, the PEO was Michael Kennedy (“PEO-1”). During fiscal year 2023, the PEOs were Marshall Chesrown (“PEO-1”), Mark Tkach (“PEO-2”), and Michael Kennedy (“PEO-3”). During fiscal year 2022, the PEO was Marshall Chesrown (“PEO-1”). During fiscal year 2024, the non-PEO NEOs were Tiffany Kice, Brandy Treadway and Blake Lawson. During fiscal year 2023, the non-PEO NEOs were Blake Lawson, Michael Francis, and Peter Levy. During fiscal year 2022, the non-PEO NEOs were Narinder Sahai and Peter Levy.

(2)      The dollar amounts reported are the amounts of total compensation reported for Mr. Chesrown for the applicable fiscal year in the “Total” column of the SCT.

(3)      The following table sets forth the adjustments made to the SCT total for each year represented in the Pay Versus Performance table to arrive at “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K:

	2024		2023			2022
	PEO-1		PEO-1	PEO-2	PEO-3	PEO-1
SCT Total for PEOs		$540,411	$2,299,970	$841,480	$3,666,731	$3,454,405
Reported Value of Equity Awards		$—	$(1,637,999)	$(464,550)	$(3,590,000)	$(2,099,969)
Adjustments
Year End Fair Value of Awards Granted in Current Year that Remain Unvested at Year End		$—	$—	$—	$5,690,000	$300,596
Vesting Date Fair Value of Awards Granted in Current Year that Vested during Current Year	$		$96,409	$400,675	$—	$262,023
Change in Fair Value of Awards Granted in Prior Years		$(880,000)	$—	$—	$—	$—
Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year	$		$9,085	$—	$—	$—
Prior Year End Fair Value of Awards that were Forfeited in Current Year	$		$(267,198)	$—	$—	$—
Total Equity Adjustments		$(880,000)	$(161,704)	$400,675	$5,690,000	$562,619
Compensation Actually Paid to PEO		$(339,589)	$500,267	$777,605	$5,766,731	$1,917,055

Assumptions used in the fair valuation of equity awards for the adjustments described above to calculate compensation actually paid to the PEO were not materially different from those used in the Company’s grant date fair value calculations as described in Notes 2 and 3 to the SCT.

(4)      The dollar amounts reported represent the average of the amounts reported for the non-PEO NEOs for the applicable fiscal year in the “Total” column of the SCT.

(5)      The following table sets forth the adjustments made, on an average basis, to the average SCT total for each year represented in the Pay Versus Performance table to arrive at “average compensation actually paid” to our non-PEO NEOs:

	2024		2023	2022
Average SCT Total for Non-PEO NEOs		$486,747	$1,391,832	$2,001,893
Reported Value of Equity Awards		$(216,075)	$(540,976)	$(1,113,359)
Adjustments
Year End Fair Value of Awards Granted in Current Year that Remain Unvested at Year End		$167,504	$99,132	$175,926
Vesting Date Fair Value of Awards Granted in Current Year that Vested during Current Year	$		$621,912	$187,152
Change in Fair Value of Awards Granted in Prior Years	$		$2,909	$—
Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year		$17,175	$40,542	$—
Prior Year End Fair Value of Awards that were Forfeited in Current Year		$(151,087)	$(137,138)	$—
Average Compensation Actually Paid to Non-PEO NEOs		$337,688	$1,268,757	$1,158,036

Assumptions used in the fair valuation of equity awards for the adjustments described above to calculate average compensation actually paid to the Non-PEO NEOs were not materially different from those used in the Company’s grant date fair value calculations as described in Notes 2 and 3 to the SCT.

(6)      The amounts reported represent the measurement period value of an investment of $100 in our stock on December 31, 2021 (the last trading day before the 2022 fiscal year), and then valued again on each of December 30, 2022 (the last trading day of the 2022 fiscal year), December 29, 2023 (the last trading day of the 2023 fiscal year) and December 31, 2024 (the last trading day of the 2024 fiscal year), based on the closing price per share of the Class B common stock as of such dates.

(7)      The amounts reported represent net loss for the applicable fiscal year calculated in accordance with generally accepted accounting principles in the United States. The year ended December 31, 2023 includes a $60.1 million impairment of goodwill and franchise rights. The year ended December 31, 2024 includes a $39.3 million impairment of franchise rights.

Named Executive Officers, Footnote		During fiscal year 2024, the PEO was Michael Kennedy (“PEO-1”). During fiscal year 2023, the PEOs were Marshall Chesrown (“PEO-1”), Mark Tkach (“PEO-2”), and Michael Kennedy (“PEO-3”). During fiscal year 2022, the PEO was Marshall Chesrown (“PEO-1”). During fiscal year 2024, the non-PEO NEOs were Tiffany Kice, Brandy Treadway and Blake Lawson. During fiscal year 2023, the non-PEO NEOs were Blake Lawson, Michael Francis, and Peter Levy. During fiscal year 2022, the non-PEO NEOs were Narinder Sahai and Peter Levy.
Adjustment To PEO Compensation, Footnote
	2024		2023			2022
	PEO-1		PEO-1	PEO-2	PEO-3	PEO-1
SCT Total for PEOs		$540,411	$2,299,970	$841,480	$3,666,731	$3,454,405
Reported Value of Equity Awards		$—	$(1,637,999)	$(464,550)	$(3,590,000)	$(2,099,969)
Adjustments
Year End Fair Value of Awards Granted in Current Year that Remain Unvested at Year End		$—	$—	$—	$5,690,000	$300,596
Vesting Date Fair Value of Awards Granted in Current Year that Vested during Current Year	$		$96,409	$400,675	$—	$262,023
Change in Fair Value of Awards Granted in Prior Years		$(880,000)	$—	$—	$—	$—
Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year	$		$9,085	$—	$—	$—
Prior Year End Fair Value of Awards that were Forfeited in Current Year	$		$(267,198)	$—	$—	$—
Total Equity Adjustments		$(880,000)	$(161,704)	$400,675	$5,690,000	$562,619
Compensation Actually Paid to PEO		$(339,589)	$500,267	$777,605	$5,766,731	$1,917,055

Non-PEO NEO Average Total Compensation Amount	[1]	$ 486,747		$ 2,403,881		$ 2,001,893
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 337,688		1,833,851		1,158,036
Adjustment to Non-PEO NEO Compensation Footnote
	2024		2023	2022
Average SCT Total for Non-PEO NEOs		$486,747	$1,391,832	$2,001,893
Reported Value of Equity Awards		$(216,075)	$(540,976)	$(1,113,359)
Adjustments
Year End Fair Value of Awards Granted in Current Year that Remain Unvested at Year End		$167,504	$99,132	$175,926
Vesting Date Fair Value of Awards Granted in Current Year that Vested during Current Year	$		$621,912	$187,152
Change in Fair Value of Awards Granted in Prior Years	$		$2,909	$—
Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year		$17,175	$40,542	$—
Prior Year End Fair Value of Awards that were Forfeited in Current Year		$(151,087)	$(137,138)	$—
Average Compensation Actually Paid to Non-PEO NEOs		$337,688	$1,268,757	$1,158,036

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	[3]	$ 13.08		19.61		21.42
Net Income (Loss)	[4]	$ (78,600,000)		(215,500,000,000)		(261,513,000,000)
PEO Name		Michael Kennedy
Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (216,075)		(540,976)		(1,113,359)
Year End Fair Value of Awards Granted in Current Year that Remain Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		167,504		99,132		175,926
Vesting Date Fair Value of Awards Granted in Current Year that Vested during Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				621,912		187,152
Change in Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,909
Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,175		40,542
Prior Year End Fair Value of Awards that were Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(151,087)		(137,138)
Summary Compensation Table Total for PEO-1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5],[6]	540,411		2,299,970		3,454,405
Summary Compensation Table Total for PEO-2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5],[6]			841,480
Summary Compensation Table Total for PEO-3 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5],[6]			3,666,731
Compensation Actually Paid to PEO-1 [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount		(339,589)	[7]	500,267	[6]	1,917,055	[7]
Compensation Actually Paid to PEO-2 [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount	[7]			376,930
Compensation Actually Paid to PEO-3 [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount				5,766,731	[7]		[7]
PEO-1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		540,411		2,299,970		3,454,405
PEO Actually Paid Compensation Amount		(339,589)		500,267		1,917,055
Adjustment to Compensation, Amount		(880,000)		(161,704)		562,619
PEO-1 [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,637,999)		(2,099,969)
PEO-1 [Member] | Year End Fair Value of Awards Granted in Current Year that Remain Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						300,596
PEO-1 [Member] | Vesting Date Fair Value of Awards Granted in Current Year that Vested during Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				96,409		262,023
PEO-1 [Member] | Change in Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(880,000)
PEO-1 [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				9,085
PEO-1 [Member] | Prior Year End Fair Value of Awards that were Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(267,198)
PEO-2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				841,480
PEO Actually Paid Compensation Amount				777,605
Adjustment to Compensation, Amount				400,675
PEO-2 [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(464,550)
PEO-2 [Member] | Year End Fair Value of Awards Granted in Current Year that Remain Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO-2 [Member] | Vesting Date Fair Value of Awards Granted in Current Year that Vested during Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				400,675
PEO-2 [Member] | Change in Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO-2 [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO-2 [Member] | Prior Year End Fair Value of Awards that were Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO-3 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				3,666,731
PEO Actually Paid Compensation Amount				5,766,731
Adjustment to Compensation, Amount				5,690,000
PEO-3 [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,590,000)
PEO-3 [Member] | Year End Fair Value of Awards Granted in Current Year that Remain Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,690,000
PEO-3 [Member] | Vesting Date Fair Value of Awards Granted in Current Year that Vested during Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO-3 [Member] | Change in Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO-3 [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO-3 [Member] | Prior Year End Fair Value of Awards that were Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Average SCT Total for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		486,747		1,391,832		2,001,893
Average Compensation Actually Paid to Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 337,688		$ 1,268,757		$ 1,158,036

[1]	The dollar amounts reported represent the average of the amounts reported for the non-PEO NEOs for the applicable fiscal year in the “Total” column of the SCT.
[2]	The following table sets forth the adjustments made, on an average basis, to the average SCT total for each year represented in the Pay Versus Performance table to arrive at “average compensation actually paid” to our non-PEO NEOs:
	2024		2023	2022
Average SCT Total for Non-PEO NEOs		$486,747	$1,391,832	$2,001,893
Reported Value of Equity Awards		$(216,075)	$(540,976)	$(1,113,359)
Adjustments
Year End Fair Value of Awards Granted in Current Year that Remain Unvested at Year End		$167,504	$99,132	$175,926
Vesting Date Fair Value of Awards Granted in Current Year that Vested during Current Year	$		$621,912	$187,152
Change in Fair Value of Awards Granted in Prior Years	$		$2,909	$—
Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year		$17,175	$40,542	$—
Prior Year End Fair Value of Awards that were Forfeited in Current Year		$(151,087)	$(137,138)	$—
Average Compensation Actually Paid to Non-PEO NEOs		$337,688	$1,268,757	$1,158,036

Assumptions used in the fair valuation of equity awards for the adjustments described above to calculate average compensation actually paid to the Non-PEO NEOs were not materially different from those used in the Company’s grant date fair value calculations as described in Notes 2 and 3 to the SCT.

[3]	The amounts reported represent the measurement period value of an investment of $100 in our stock on December 31, 2021 (the last trading day before the 2022 fiscal year), and then valued again on each of December 30, 2022 (the last trading day of the 2022 fiscal year), December 29, 2023 (the last trading day of the 2023 fiscal year) and December 31, 2024 (the last trading day of the 2024 fiscal year), based on the closing price per share of the Class B common stock as of such dates.
[4]	The amounts reported represent net loss for the applicable fiscal year calculated in accordance with generally accepted accounting principles in the United States. The year ended December 31, 2023 includes a $60.1 million impairment of goodwill and franchise rights. The year ended December 31, 2024 includes a $39.3 million impairment of franchise rights.
[5]	During fiscal year 2024, the PEO was Michael Kennedy (“PEO-1”). During fiscal year 2023, the PEOs were Marshall Chesrown (“PEO-1”), Mark Tkach (“PEO-2”), and Michael Kennedy (“PEO-3”). During fiscal year 2022, the PEO was Marshall Chesrown (“PEO-1”). During fiscal year 2024, the non-PEO NEOs were Tiffany Kice, Brandy Treadway and Blake Lawson. During fiscal year 2023, the non-PEO NEOs were Blake Lawson, Michael Francis, and Peter Levy. During fiscal year 2022, the non-PEO NEOs were Narinder Sahai and Peter Levy.
[6]	The dollar amounts reported are the amounts of total compensation reported for Mr. Chesrown for the applicable fiscal year in the “Total” column of the SCT.
[7]	The following table sets forth the adjustments made to the SCT total for each year represented in the Pay Versus Performance table to arrive at “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K:
	2024		2023			2022
	PEO-1		PEO-1	PEO-2	PEO-3	PEO-1
SCT Total for PEOs		$540,411	$2,299,970	$841,480	$3,666,731	$3,454,405
Reported Value of Equity Awards		$—	$(1,637,999)	$(464,550)	$(3,590,000)	$(2,099,969)
Adjustments
Year End Fair Value of Awards Granted in Current Year that Remain Unvested at Year End		$—	$—	$—	$5,690,000	$300,596
Vesting Date Fair Value of Awards Granted in Current Year that Vested during Current Year	$		$96,409	$400,675	$—	$262,023
Change in Fair Value of Awards Granted in Prior Years		$(880,000)	$—	$—	$—	$—
Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year	$		$9,085	$—	$—	$—
Prior Year End Fair Value of Awards that were Forfeited in Current Year	$		$(267,198)	$—	$—	$—
Total Equity Adjustments		$(880,000)	$(161,704)	$400,675	$5,690,000	$562,619
Compensation Actually Paid to PEO		$(339,589)	$500,267	$777,605	$5,766,731	$1,917,055

Assumptions used in the fair valuation of equity awards for the adjustments described above to calculate compensation actually paid to the PEO were not materially different from those used in the Company’s grant date fair value calculations as described in Notes 2 and 3 to the SCT.